Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes

The following table presents domestic and foreign components of loss before provision for income taxes (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2013
U.S.	$(1,051)	$(5,031)
Foreign	(760)	(245)

Income (Loss) before income taxes	$(1,811)	$(5,276)

Schedule of Reconciliation of Income Tax Expense Computed Statutory Federal Income Tax and Financial Statements

A reconciliation of income tax expense computed at the statutory federal income tax rate of 34% to income taxes as reflected in the financial statements is as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2013
Federal income tax expense (benefit) at statutory rate	$(616)	$(1,794)
Loss on extinguishment of related-party convertible notes	—	568
Non-deductible foreign research expenses	222	26
Non-deductible expenses	5	74
Research and development tax credits	—	(93)
Change in valuation allowance	359	1,209
Foreign rate differential	30	10

Total tax expense (benefit)	$—	$—

Schedule of Deferred Tax Assets

The following table presents significant components of the Company’s deferred tax assets (in thousands):

	AS OF DECEMBER 31,
	2012	2013
Deferred tax assets:
Net operating loss carryforwards	$827	$1,876
Accruals, reserve and other	120	292
Tax credit carryforwards	13	145
Property and equipment	—	2
Intangibles	130	223
Other	1	(1)

Total deferred tax assets	1,091	2,537
Valuation allowance	(1,091)	(2,537)

Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits

A reconciliation of the unrecognized tax benefits is as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2013
Unrecognized tax benefits as of the beginning of the year	$—	$5
Increase related to prior year tax provisions	—	7
Decrease related to prior year tax provisions	—	—
Increase related to current year tax provisions	5	31

Unrecognized tax benefits as of the end of the year	$5	$43